LEASE LIABILITIES (Details 1)	Jun. 30, 2023 CAD ($)
LEASE LIABILITIES
Less than one year	$ 746,269
One to five years	2,096,968
More than five years	1,467,854
Total undiscounted lease obligation	$ 4,311,091